LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$ (2,121,700)	$ (2,605,000)	$ (6,757,800)	$ (7,961,700)
Preferred stock dividends	(24,600)		(73,800)
Total	$ (2,146,300)	$ (2,605,000)	$ (6,831,600)	$ (7,961,700)
Basic and diluted net loss per share:
Basic and diluted net loss per share (in dollars per share)	$ (0.20)	$ (0.46)	$ (0.76)	$ (1.66)
Basic and diluted weighted average shares outstanding (in shares)	10,722,152	5,698,523	8,880,214	4,793,273
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	8,061,837	6,504,719	8,061,837	6,504,719
Warrant [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	6,269,673	5,616,721	6,269,673	5,616,721
Employee Stock Option [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	1,792,164	887,998	1,792,164	887,998